PROPERTY AND EQUIPMENT (Tables)	3 Months Ended
Jul. 31, 2022
Property Plant And Equipment Abstract
Property and equipment, stated at cost
	Estimated Life	July 31, 2022	April 30, 2022
Football Equipment	1-5 years	$583,401	$507,133
Office Equipment	1 year	11,000	11,000
Less: Accumulated Depreciation		(25,154)	-
		$569,247	$518,133